Summary of Significant Accounting Policies - Cash (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0	$ 0
Bank balances	3,900,000	3,200,000	3,500,000
Uninsured cash	$ 2,500,000	$ 2,000,000	$ 2,000,000